UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Orange Capital, LLC
Address:  1370 Avenue of the Americas, 23rd Floor
          New York, New York 10019

Form 13F File Number: 028-12816

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel Lewis
Title:    Managing Member
Phone:    (212) 375-6040


Signature, Place and Date of Signing:

/s/Daniel Lewis                   New York, NY              February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $631,496
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
----       -------------------       ------------------------------

1.         028-12817                 Orange Capital Master I, Ltd.



                                                    FORM 13F INFORMATION TABLE
                                                        ORANGE CAPITAL, LLC
                                                         December 31, 2012


COLUMN 1                     COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8

                             TITLE                      VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS       CUSIP       (X$1000)   PRN AMT    PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED  NONE
--------------               --------       -----       --------   -------    --- ----  ----------  --------   ----     ------  ----
THE ADT CORPORATION          COM            00101J106    34,286      737,495  SH        DEFINED     1            737,495
AMERICAN RLTY CAP TR INC     COM            02917L101    12,866    1,113,900  SH        DEFINED     1          1,113,900
CASEYS GEN STORES INC        COM            147528103     8,311      156,510  SH        DEFINED     1            156,510
FOREST CITY ENTERPRISES INC  CL A           345550107    36,320    2,248,888  SH        DEFINED     1          2,248,888
ISHARES TR                   RUSSELL 2000   464287655   311,873    3,700,000      PUT   DEFINED     1          3,700,000
LAMAR ADVERTISING CO         CL A           512815101    49,235    1,270,572  SH        DEFINED     1          1,270,572
LAS VEGAS SANDS CORP         COM            517834107    33,069      716,389  SH        DEFINED     1            716,389
NASDAQ OMX GROUP INC         COM            631103108    30,390    1,215,103  SH        DEFINED     1          1,215,103
QEP RES INC                  COM            74733V100    45,636    1,507,638  SH        DEFINED     1          1,507,638
SUNCOKE ENERGY INC           COM            86722A103    53,098    3,405,873  SH        DEFINED     1          3,405,873
VERISIGN INC                 COM            92343E102    16,412      422,781  SH        DEFINED     1            422,781







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